Consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Consolidated statement of comprehensive income
(Loss)/profit for the financial period	€ (7,833)	€ 1,235
Items that may be reclassified to the income statement in subsequent periods
Foreign exchange translation differences, net of tax	(816)	(1,716)
Foreign exchange losses transferred to the income statement	2,079
Other, net of tax	(144)	(7)
Total items that may be reclassified to the income statement in subsequent periods	1,119	(1,723)
Items that will not be reclassified to the income statement in subsequent periods
Net actuarial gains/(losses) on defined benefit pension schemes, net of tax	208	(182)
Total items that will not be reclassified to the income statement in subsequent periods	208	(182)
Other comprehensive income/(expense)	1,327	(1,905)
Total comprehensive expense for the financial period	(6,506)	(670)
Attributable to:
Owners of the parent	(6,637)	(649)
Non-controlling interests	131	(21)
Total comprehensive expense for the financial period	€ (6,506)	€ (670)